Operating leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Leases [Abstract]
Year 1	$ 36,942
Year 2	33,054
Year 3	24,659
Year 4	16,716
Year 5	9,590
Thereafter	28,727
Total future minimum lease payments	149,688
Lease imputed interest	(14,425)
Total	$ 135,263